Derivative Liabilities (Details) - Recurring Basic [Member] - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Carrying value [Member]
Offsetting Liabilities [Line Items]
Derivative warrant liabilities	$ 1,479,945	$ 1,322,729	$ 313,709	$ 205,144
Total [Member]
Offsetting Liabilities [Line Items]
Derivative warrant liabilities	1,479,945	1,322,729	313,709	205,144
Level 1 [Member]
Offsetting Liabilities [Line Items]
Derivative warrant liabilities
Level 2 [Member]
Offsetting Liabilities [Line Items]
Derivative warrant liabilities
Level 3 [Member]
Offsetting Liabilities [Line Items]
Derivative warrant liabilities	$ 1,479,945	$ 1,322,729	$ 313,709	$ 205,144